Income taxes (Tax rate reconciliation) (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Reconciliation Of Accounting Profit Multiplied By Applicable Tax Rates [Abstract]
Earnings before income taxes	$ 777,261	$ 256,716
Combined federal and provincial tax rate	26.90%	26.90%
Computed income tax expense	$ 209,083	$ 69,057
Increase (decrease) in taxes resulting from:
Difference between Canadian rates and rates applicable to subsidiaries in other countries	18,699	(4,482)
Change in unrecognized deferred tax assets	(5,893)	75,923
Non taxable portion of capital loss	0	6,775
Income in equity-accounted investees	(50,577)	(60,343)
Other taxes	8,305	15,453
Foreign exchange permanent differences	12,305	(14,939)
Other permanent differences	(4,203)	(2,570)
Income tax expense	$ 187,719	$ 84,874